Financial Assets and Liabilities - Additional Information (Detail) $ in Thousands, € in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 84,386		$ 89,789
Borrowings	40,270		20,531
State Guaranteed Loan, value	20,100
Non current financial assets	13,006		$ 8,791
FRANCE
Disclosure of financial assets and liabilities [line items]
Research tax credit receivable	$ 3,400			$ 800
State Guaranteed Loan [Member]
Disclosure of financial assets and liabilities [line items]
State Guaranteed Loan, value | €		€ 18.5